Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	$ 221,162,809	$ 126,468,184
Listed equity securities	13,538,564	1,727,007
Listed futures contracts	1,005	9,731
Unlisted equity securities	240,001	811,404
Investments in funds	79	40,646,465
Digital assets payable	(138,224,157)	(71,437,331)
Digital assets payable – related party	(10,702,814)	(8,926,859)
Total	86,015,487	89,298,601
Level 1 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	221,162,809	126,468,184
Listed equity securities	13,538,564	1,727,007
Listed futures contracts	1,005	9,731
Unlisted equity securities
Investments in funds	79	40,646,465
Digital assets payable
Digital assets payable – related party
Total	234,702,457	168,851,387
Level 2 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Listed equity securities
Listed futures contracts
Unlisted equity securities
Investments in funds
Digital assets payable
Digital assets payable – related party
Total
Level 3 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Listed equity securities
Listed futures contracts
Unlisted equity securities	240,001	811,404
Investments in funds
Digital assets payable	(138,224,157)	(71,437,331)
Digital assets payable – related party	(10,702,814)	(8,926,859)
Total	$ (148,686,970)	$ (79,552,786)